Guarantor and Non-Guarantor Financial Statements (Tables)	12 Months Ended
May 31, 2013
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Condensed Consolidating Balance Sheets
CONDENSED CONSOLIDATING BALANCE SHEETS

	May 31, 2013
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$35.3	$320.3	$—	$355.6
Accounts receivable, net	—	254.1	277.7	—	531.8
Investments	—	—	—	—	—
Income tax receivable	—	0.9	6.0	—	6.9
Inventories	—	286.9	337.1	—	624.0
Deferred income taxes	—	78.3	41.6	—	119.9
Prepaid expenses and other	—	72.8	61.6	—	134.4
Total current assets	—	728.3	1,044.3	—	1,772.6
Property, plant and equipment, net	—	350.1	315.1	—	665.2
Investments	—	10.9	12.1	—	23.0
Investment in subsidiaries	7,982.8	—	—	(7,982.8)	—
Intangible assets, net	—	2,890.4	739.8	—	3,630.2
Goodwill	—	3,104.0	496.9	—	3,600.9
Other assets	—	88.9	13.9	—	102.8
Total assets	$7,982.8	$7,172.6	$2,622.1	$(7,982.8)	$9,794.7

Liabilities & Shareholder’s Equity
Current liabilities:
Current portion of long-term debt	$33.3	$—	$7.0	$—	$40.3
Accounts payable	—	63.8	47.7	—	111.5
Accrued interest	56.1	—	0.1	—	56.2
Accrued wages and commissions	—	82.1	68.0	—	150.1
Other accrued expenses	—	141.7	64.3	—	206.0
Total current liabilities	89.4	287.6	187.1	—	564.1
Long-term debt	5,924.8	—	1.3	—	5,926.1
Deferred income taxes	—	942.0	187.8	—	1,129.8
Other long-term liabilities	—	142.9	63.2	—	206.1
Total liabilities	6,014.2	1,372.5	439.4	—	7,826.1
Shareholder’s equity	1,968.6	5,800.1	2,182.7	(7,982.8)	1,968.6
Total liabilities and shareholder’s equity	$7,982.8	$7,172.6	$2,622.1	$(7,982.8)	$9,794.7

	May 31, 2012
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$190.1	$302.3	$—	$492.4
Accounts receivable, net	—	227.6	264.0	—	491.6
Investments	—	0.0	2.5	—	2.5
Income tax receivable	—	2.1	2.9	—	5.0
Inventories	—	288.7	254.5	—	543.2
Deferred income taxes	—	42.3	10.2	—	52.5
Prepaid expenses and other	—	48.8	75.3	—	124.1
Total current assets	—	799.6	911.7	—	1,711.3
Property, plant and equipment, net	—	320.1	273.5	—	593.6
Investments	—	10.1	3.8	—	13.9
Investment in subsidiaries	8,562.9	—	—	(8,562.9)	—
Intangible assets, net	—	3,239.3	691.1	—	3,930.4
Goodwill	—	3,271.4	843.0	—	4,114.4
Other assets	—	45.6	11.2	—	56.8
Total assets	$8,562.9	$7,686.1	$2,734.3	$(8,562.9)	$10,420.4

Liabilities & Shareholder’s Equity
Current liabilities:
Current portion of long-term debt	$34.3	$—	$1.3	$—	$35.6
Accounts payable	—	71.5	44.7	—	116.2
Accrued interest	56.5	—	—	—	56.5
Accrued wages and commissions	—	69.5	52.5	—	122.0
Other accrued expenses	—	106.1	74.1	—	180.2
Total current liabilities	90.8	247.1	172.6	—	510.5
Long-term debt	5,790.0	—	2.2	—	5,792.2
Deferred income taxes	—	1,065.7	192.1	—	1,257.8
Other long-term liabilities	—	131.6	46.2	—	177.8
Total liabilities	5,880.8	1,444.4	413.1	—	7,738.3
Shareholder’s equity	2,682.1	6,241.7	2,321.2	(8,562.9)	2,682.1
Total liabilities and shareholder’s equity	$8,562.9	$7,686.1	$2,734.3	$(8,562.9)	$10,420.4

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Year Ended May 31, 2013
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,922.3	$1,130.6	$—	$3,052.9
Cost of sales	—	689.8	183.6	—	873.4
Gross profit	—	1,232.5	947.0	—	2,179.5
Selling, general and administrative expense	—	820.6	491.9	—	1,312.5
Research and development expense	—	112.8	37.5	—	150.3
Amortization	—	260.6	53.2	—	313.8
Goodwill impairment charge	—	167.9	305.1	—	473.0
Intangible assets impairment charge	—	94.4	0.0	—	94.4
Operating income (loss)	—	(223.8)	59.3	—	(164.5)
Other (income) expense, net	572.8	6.1	(2.3)	—	576.6
Income (loss) before income taxes	(572.8)	(229.9)	61.6	—	(741.1)
Tax expense (benefit)	(217.7)	(87.4)	187.4	—	(117.7)
Equity in earnings of subsidiaries	(268.3)	—	—	268.3	—
Net income (loss)	(623.4)	(142.5)	(125.8)	268.3	(623.4)
Other comprehensive income (loss)	13.1	—	(141.9)	—	(128.8)
Total comprehensive income (loss)	$(610.3)	$(142.5)	$(267.7)	$268.3	$(752.2)

	Year Ended May 31, 2012
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,769.8	$1,068.3	$—	$2,838.1
Cost of sales	—	437.2	338.3	—	775.5
Gross profit	—	1,332.6	730.0	—	2,062.6
Selling, general and administrative expense	—	724.9	447.3	—	1,172.2
Research and development expense	—	94.7	32.1	—	126.8
Amortization	—	258.8	68.4	—	327.2
Goodwill impairment charge	—	189.4	102.5	—	291.9
Intangible assets impairment charge	—	74.9	163.0	—	237.9
Operating income (loss)	—	(10.1)	(83.3)	—	(93.4)
Other (income) expense, net	477.1	3.1	17.2	—	497.4
Income (loss) before income taxes	(477.1)	(13.2)	(100.5)	—	(590.8)
Tax expense (benefit)	(181.3)	86.8	(37.5)	—	(132.0)
Equity in earnings of subsidiaries	(163.0)	—	—	163.0	—
Net income (loss)	(458.8)	(100.0)	(63.0)	163.0	(458.8)
Other comprehensive income (loss)	13.1	—	(62.0)	—	(48.9)
Total comprehensive income (loss)	$(445.7)	$(100.0)	$(125.0)	$163.0	$(507.7)

	Year Ended May 31, 2011
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,716.5	$1,015.7	$—	$2,732.2
Cost of sales	—	338.3	385.9	—	724.2
Gross profit	—	1,378.2	629.8	—	2,008.0
Selling, general and administrative expense	—	717.4	438.8	—	1,156.2
Research and development expense	—	88.7	30.7	—	119.4
Amortization	—	257.6	110.3	—	367.9
Goodwill impairment charge	—	—	422.8	—	422.8
Intangible assets impairment charge	—	—	518.6	—	518.6
Operating income (loss)	—	314.5	(891.4)	—	(576.9)
Other (income) expense, net	493.9	(9.8)	3.6	—	487.7
Income (loss) before income taxes	(493.9)	324.3	(895.0)	—	(1,064.6)
Tax expense (benefit)	(187.2)	101.0	(128.6)	—	(214.8)
Equity in earnings of subsidiaries	(543.1)	—	—	543.1	—
Net income (loss)	(849.8)	223.3	(766.4)	543.1	(849.8)
Other comprehensive income (loss)	19.5	(4.0)	266.9	—	282.4
Total comprehensive income (loss)	$(830.3)	$219.3	$(499.5)	$543.1	$(567.4)

Condensed Consolidating Statements of Cash Flows
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended May 31, 2013
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$128.6	$228.2	$111.7	$—	$468.5
Capital expenditures	—	(102.9)	(101.1)	—	(204.0)
Acquisitions, net of cash acquired - Trauma Acquisition	—	(277.5)	(2.5)	—	(280.0)
Other	—	(2.5)	(2.1)	—	(4.6)
Cash flows provided by (used in) investing activities	—	(382.9)	(105.7)	—	(488.6)
Proceeds under revolvers/facility	80.0	—	6.6	—	86.6
Payments under revolvers/facility	(80.0)	—	(0.6)	—	(80.6)
Proceeds from senior and senior subordinated notes due 2020 and term loans	3,396.2	—	—	—	3,396.2
Tender/retirement of senior notes due 2017 and term loans	(3,423.0)	—	—	—	(3,423.0)
Payment of fees related to refinancing activities	(79.0)	—	—	—	(79.0)
Other	(22.8)	(0.1)	(12.0)	—	(34.9)
Cash flows used in financing activities	(128.6)	(0.1)	(6.0)	—	(134.7)
Effect of exchange rate changes on cash	—	—	18.0	—	18.0
Increase (decrease) in cash and cash equivalents	—	(154.8)	18.0	—	(136.8)
Cash and cash equivalents, beginning of period	—	190.1	302.3	—	492.4
Cash and cash equivalents, end of period	$—	$35.3	$320.3	$—	$355.6

	Year Ended May 31, 2012
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$36.7	$63.0	$277.6	$—	$377.3
Proceeds from sales/maturities of investments	—	42.1	—	—	42.1
Capital expenditures	—	(89.9)	(89.4)	—	(179.3)
Other	—	(1.5)	(5.3)	—	(6.8)
Cash flows provided by (used in) investing activities	—	(49.3)	(94.7)	—	(144.0)
Payments under senior secured credit facilities	(35.4)	—	—	—	(35.4)
Other	(1.3)	—	(1.4)	—	(2.7)
Cash flows used in financing activities	(36.7)	—	(1.4)	—	(38.1)
Effect of exchange rate changes on cash	—	—	(30.6)	—	(30.6)
Increase in cash and cash equivalents	—	13.7	150.9	—	164.6
Cash and cash equivalents, beginning of period	—	176.4	151.4	—	327.8
Cash and cash equivalents, end of period	$—	$190.1	$302.3	$—	$492.4

	Year Ended May 31, 2011
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$49.7	$182.5	$147.9	$—	$380.1
Proceeds from sales/maturities of investments	—	59.3	—	—	59.3
Purchases of investments	—	(78.7)	—		(78.7)
Capital expenditures	—	(81.4)	(92.6)	—	(174.0)
Other	—	(8.8)	(2.8)	—	(11.6)
Cash flows provided by (used in) investing activities	—	(109.6)	(95.4)	—	(205.0)
Payments under senior secured credit facilities	(34.8)	—	—	—	(34.8)
Other	(14.9)	—	(1.7)	—	(16.6)
Cash flows used in financing activities	(49.7)	—	(1.7)	—	(51.4)
Effect of exchange rate changes on cash	—	—	15.0	—	15.0
Increase in cash and cash equivalents	—	72.9	65.8	—	138.7
Cash and cash equivalents, beginning of period	—	103.5	85.6	—	189.1
Cash and cash equivalents, end of period	$—	$176.4	$151.4	$—	$327.8